Share-Based Compensation - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2019	Nov. 28, 2018	Mar. 20, 2018	Mar. 17, 2018	Mar. 17, 2015	Mar. 20, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares									29,898
Restricted stock unit, vesting in period									78,045		28,194
Weighted average grant value per share, vested									$ 14.36		$ 12.77
Share-based compensation costs							$ 400,689	$ 317,926	$ 746,446	$ 466,577
Vesting period									3 years
Options, vesting in period				148,387							148,387
Grant date option price, vested				$ 17.80
Options vested (in shares)							349,936		349,936
Options forfeited (in shares)											18,506
Weighted average option price											$ 24.17
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized							$ 2,569,942		$ 2,569,942		$ 1,387,104
Total compensation cost not yet recognized period for recognition									1 year 10 months 2 days		1 year 3 months 18 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized							$ 0		$ 0		$ 0
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs									$ 0	$ 99,902
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares						32,550
Weighted average value, per share			$ 12.04			$ 11.06			$ 12.04
Vesting term									shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018 the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period			29,898								28,194
Weighted average grant value per share, vested											$ 12.77
Share vested, total fair value									$ 336,054		$ 325,641
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Share-based Compensation, expiration period									10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			96,644			141,888
Weighted average value, per share			$ 12.04			$ 11.06			$ 15.80
Restricted stock unit, vesting in period									48,147
Share vested, total fair value									$ 548,218
Newly Appointed Non-Employee Director[Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period		5,000
Weighted average grant value per share, vested		$ 12.30
Employee [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting in period	6,000
Strike Price Per Share	$ 18.95